Shareholder Fees - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO	Mar. 30, 2024 USD ($)
FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO | Fidelity Risk Parity Fund
Shareholder Fees:
(fees paid directly from your investment)	none